Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0%
172,537	ABFC 2004-HE1 Trust, 1M Libor + 2.55%	4.342	10/25/2033	$ 173,459
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	7.042	12/25/2032	186,416
1,306,918	ABFC 2004-OPT3 Trust, 1M Libor + 0.75%	2.542	9/25/2033	1,286,514
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	3.967	8/25/2033	489,605
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	2.527	3/25/2035	598,334
562,272	Accredited Mortgage Loan Trust 2005-3, 1M Libor +0.70%	2.715	9/25/2035	384,887
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	7.042	11/25/2032	321,202
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	7.042	11/25/2033	443,962
39,420	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor + 2.85%	4.642	7/25/2033	40,561
165,477	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor +5.25%	7.042	7/25/2033	162,745
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	7.042	4/25/2034	57,455
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	5.167	4/25/2034	198,857
1,142,649	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	4.792	4/25/2034	1,038,045
822,434	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	3.187	1/25/2035	720,452
3,702,906	ACE Securities Corp Home Equity Loan Trust Series 2005-HE3, 1M Libor + 0.99%	2.782	5/25/2035	2,858,194
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	5.292	5/25/2035	1,287,272
79,265	Adjustable Rate Mortgage Trust 2005-4 (A)	4.935	8/25/2035	79,376
1,540,732	Adjustable Rate Mortgage Trust 2007-1, 1M Libor + 0.15%	1.942	3/25/2037	1,579,496
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	4.572	4/25/2034	199,036
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	4.122	4/25/2034	371,348
1,193,603	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	4.642	9/25/2034	1,179,233
894,382	AFC Home Equity Loan Trust, 1M Libor + 0.81%	2.602	6/25/2029	756,283
1,712,153	Alliance Bancorp Trust 2007-OA1, 1M Libor + 0.24%	2.032	7/25/2037	1,585,669
2,036,004	Alternative Loan Trust 2004-29CB	5.500	1/25/2035	302,068
538,246	Alternative Loan Trust 2005-22T1, 1M Libor +5.07%	3.278	6/25/2035	74,364
107,291	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month +1.31%	3.549	7/20/2035	45,229
109,150	Alternative Loan Trust 2005-36 (A)	4.104	5/25/2033	14,957
762,450	Alternative Loan Trust 2005-45, 1M Libor +2.05%	4.289	10/20/2035	668,057
1,479,449	Alternative Loan Trust 2005-50CB	6.000	11/25/2035	1,020,339
487,561	Alternative Loan Trust 2005-56, 1M Libor + 0.32%	2.112	11/25/2035	449,615
2,134,329	Alternative Loan Trust 2005-61, 1M Libor +0.42%	2.212	12/25/2035	1,903,445
1,061,383	Alternative Loan Trust 2005-65CB	5.500	12/25/2035	983,478
545,359	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	2.542	1/25/2036	410,106
635,508	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	2.692	12/25/2036	298,430
451,269	Alternative Loan Trust 2006-HY10 (A)	4.244	5/25/2036	418,888
294,588	Alternative Loan Trust 2006-J3	4.750	12/25/2020	252,800
387,268	Alternative Loan Trust 2006- J5	6.500	9/25/2036	199,313
4,658,161	Alternative Loan Trust 2006-OA2, 1M Libor + 0.21%	1.975	5/20/2046	3,987,190
23,983,928	Alternative Loan Trust 2006-OA2 (A)(C)	1.859	5/20/2046	1,185,696
6,455,765	Alternative Loan Trust 2006-OA6, 1M Libor + 0.27%	2.062	7/25/2046	4,308,686
3,257,602	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	3.266	6/25/2046	2,979,052
1,461,133	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	3.266	6/25/2046	1,362,026
40,974,071	Alternative Loan Trust 2006-OA10 (A)(C)	1.703	8/25/2046	2,801,606
1,855,049	Alternative Loan Trust 2006-OA11, 1M Libor + 0.19%	1.982	9/25/2046	1,761,724
2,163,933	Alternative Loan Trust 2006-OA12, 1M Libor + 0.21%	1.975	9/20/2046	1,765,545
8,281,396	Alternative Loan Trust 2006-OA17 (A)(C)	1.340	12/20/2046	470,304
252,635	Alternative Loan Trust 2006-OA19, 1M Libor + 0.18%	1.945	2/20/2047	201,087
2,382,830	Alternative Loan Trust 2006-OC6, 1M Libor + 0.16%	1.952	7/25/2036	2,350,147
243,829	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	183,704
1,593,503	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.66%	2.452	11/25/2035	1,186,494
931,013	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.19%	1.982	5/25/2046	859,780
319,847	American Home Mortgage Assets Trust 2006-2, Federal Reserve U.S. 12 month + 0.96%	3.286	9/25/2046	306,588
248,907	American Home Mortgage Assets Trust 2006-2, 1M Libor + 0.19%	1.982	9/25/2046	234,513
1,148,762	American Home Mortgage Assets Trust 2006-4, 1M Libor + 0.21%	2.002	10/25/2046	794,378
4,230,271	American Home Mortgage Assets Trust 2006-6, 1M Libor + 0.19%	1.982	12/25/2046	3,697,363
7,429,357	American Home Mortgage Assets Trust 2007-1, Federal Reserve U.S. 12 month + 0.70%	3.026	2/25/2047	4,543,559
269,278	American Home Mortgage Assets Trust 2007-5, 1M Libor + 0.19%	1.982	6/25/2047	257,953
4,557,378	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	2.552	11/25/2045	3,881,565
752,519	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	2.252	12/25/2046	635,907
5,684,268	American Home Mortgage Investment Trust 2007-2, 1M Libor + 0.27%	2.062	3/25/2037	3,506,150
399,665	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003 12, 1M Libor + 6.00%	4.965	1/25/2034	501,886
675,141	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11	4.648	12/25/2033	672,907
614,850	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	4.837	5/25/2033	508,445
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	4.552	5/25/2034	1,294,238
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	3.892	11/25/2034	188,758
1,171,717	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	2.992	10/25/2031	1,167,642
196,872	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	3.817	10/25/2031	165,081
80,248	Amortizing Residential Collateral Trust 2002-BC5, 1M Libor + 1.80%	3.592	7/25/2032	81,127
621,894	Argent Securities Inc Asset Back Pass Thr Certs Ser 2003-W4, 1M Libor +5.25%, 144A	4.655	10/25/2033	580,760
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0% (continued)
46,322	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor +2.78%	3.948	1/25/2034	$ 43,913
1,586,914	Argent Securities Trust 2006-M1, 1M Libor + 0.15%	1.942	7/25/2036	1,379,891
330,386	Argent Securities Trust 2006-M2, 1M Libor + 0.15%	1.942	9/25/2036	144,517
4,189,615	Argent Securities Trust 2006-W2, 1M Libor + 0.29%	2.082	3/25/2036	2,673,794
73,074	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	4.340	8/15/2033	73,181
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	5.917	6/25/2034	426,215
266,316	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	4.342	6/25/2034	245,471
86,261	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	3.892	6/25/2034	86,403
578,030	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 3.00%	4.792	9/25/2034	542,897
426,906	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 2.81%	4.597	9/25/2034	430,643
69,008	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	2.842	12/25/2034	68,119
418,538	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 2.75%, 144A	4.542	9/25/2034	373,701
303,449	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 1.90%, 144A	3.692	9/25/2034	275,975
783,200	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2	3.667	2/25/2035	845,475
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	3.022	2/25/2035	194,343
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	3.817	5/25/2035	1,342,968
5,000,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.072	7/25/2036	4,367,262
1,631,541	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	5.017	8/25/2032	1,446,210
355,569	Asset-Backed Pass-Through Certificates Series 2004-R2, 1M Libor + 2.55%	3.816	4/25/2034	350,284
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	3.472	1/25/2035	2,203,325
32,116	Banc of America Funding 2004-C Trust (A)	4.384	12/20/2034	30,763
91,681	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	2.075	9/20/2035	71,459
172,548	Banc of America Funding 2005-F Trust (A)	4.211	9/20/2035	163,102
1,825,466	Banc of America Funding 2006-D Trust, 1M Libor + 0.56%	2.325	5/20/2036	885,682
1,502,524	BankUnited Trust 2005-1, 1M Libor + 0.78%	2.572	9/25/2045	1,376,382
500,000	Bayview Financial Acquisition Trust (B)	6.096	12/28/2036	505,268
4,725,919	Bayview Financial Mortgage Pass-Through Certificates Series 2004-D, 1M Libor + 5.25%	6.952	8/28/2044	5,316,391
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	3.727	6/28/2044	2,317,204
627,377	Bayview Koitere Fund Trust 2019-RN3 Trust (B), 144A	3.967	7/28/2033	632,124
476,392	Bayview Opportunity Master Fund IVa Trust 2019-RN2 (B), 144A	3.967	3/28/2034	477,476
176,009	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	1.962	1/25/2037	169,545
603,741	BCMSC Trust 2001-A (A)	8.265	12/15/2030	287,910
1,564,832	Bear Stearns ALT-A Trust 2003-5 (A)	3.946	12/25/2033	1,551,499
473,172	Bear Stearns ALT-A Trust 2003-6 (A)	4.057	1/25/2034	287,391
409,789	Bear Stearns ALT-A Trust 2005-3 (A)	3.985	4/25/2035	388,283
3,583,722	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	2.292	1/25/2036	4,151,120
1,673,180	Bear Stearns ALT-A Trust 2006-4 (A)	3.814	8/25/2036	1,434,976
638,866	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	1.962	4/25/2037	512,275
42,934	Bear Stearns ARM Trust 2002-1 (A)	4.400	2/25/2024	42,876
116,921	Bear Stearns ARM Trust 2004-6 (A)	3.939	9/25/2034	113,620
129,925	Bear Stearns ARM Trust 2004-7 (A)	4.250	10/25/2034	126,286
163,656	Bear Stearns ARM Trust 2007-4 (A)	4.045	6/25/2047	157,887
57,039	Bear Stearns Asset Backed Securities I Trust 2004-AC5, 1M Libor + 0.40%	2.192	10/25/2034	48,749
643,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	5.792	10/25/2034	638,539
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	4.642	6/25/2034	282,580
499,190	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.70%	4.492	9/25/2034	501,633
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	4.642	9/25/2034	730,316
981,225	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	4.492	12/25/2034	982,630
149,925	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	5.338	8/25/2034	51,659
195,968	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 2.10%	3.892	8/25/2034	198,598
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	7.417	8/25/2034	180,571
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	3.892	9/25/2034	582,189
576,550	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	4.417	9/25/2034	518,463
1,816,009	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	3.892	11/25/2034	1,827,187
410,028	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	4.417	11/25/2034	315,033
886,072	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 1M Libor + 1.88%	3.667	4/25/2035	1,064,269
518,652	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1M Libor + 0.17%	1.962	3/25/2037	861,116
126,873	Bear Stearns Asset Backed Securities Trust (B)	8.410	10/25/2029	131,077
256,969	Bear Stearns Asset Backed Securities Trust (B)	8.220	10/25/2029	263,394
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.63%	7.417	7/25/2034	52,578
248,308	Bear Stearns Asset Backed Securities Trust 2003-AC4 (B)	5.658	9/25/2033	235,994
147,276	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	6.667	10/25/2033	152,826
85,815	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	4.442	11/25/2033	71,858
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0% (continued)
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	4.642	1/25/2034	$ 78,536
87,869	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	5.167	1/25/2034	25,945
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	5.641	2/25/2034	109,773
147,707	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	3.892	3/25/2034	149,087
57,410	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	4.417	3/25/2034	58,173
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	5.522	3/25/2034	336,830
101,938	Bear Stearns Asset Backed Securities Trust 2004-SD1 (B)	6.000	12/25/2042	57,366
647,236	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	5.542	12/25/2044	823,125
120,994	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	128,274
293,861	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	2.052	8/25/2036	1,266,082
684,598	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.16%	1.952	12/25/2046	672,359
393,103	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	2.002	12/25/2046	2,242,095
293,221	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	1.932	3/25/2037	284,330
59,075	Bear Stearns Mortgage Funding Trust 2007-SL1, 1M Libor + 0.32%	2.112	3/25/2037	56,075
250,000	Bravo Mortgage Asset Trust	2.192	7/25/2036	229,469
912,987	Business Loan Express Business Loan Trust 2007-A, 1M Libor + 1.10%, 144A	2.865	10/20/2040	853,738
135,329	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	4.117	5/25/2034	137,471
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	2.962	2/25/2035	1,071,008
1,527,755	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.16%	1.952	10/25/2036	1,429,082
2,352,559	Carrington Mortgage Loan Trust Series 2006-NC5, 1M Libor + 0.11%	1.902	1/25/2037	2,277,969
500,000	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	2.052	2/25/2037	470,718
284,314	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	1.862	1/25/2037	129,775
961,114	C-BASS 2007-CB1 TRUST (B)	5.721	1/25/2037	483,712
2,632,097	C-BASS 2007-CB1 TRUST (B)	5.835	1/25/2037	1,324,438
1,007,879	C-BASS Mortgage Loan Trust 2007-CB3	3.761	3/25/2037	582,167
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	4.642	10/25/2033	797,748
100,246	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	4.417	11/25/2033	99,560
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	3.592	6/25/2034	584,519
1,654,467	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 0.92%	2.707	11/25/2034	1,659,192
947,040	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	3.592	11/25/2034	824,915
384,258	Centex Home Equity Loan Trust 2001-B (B)	7.330	7/25/2032	334,747
950,203	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	3.367	3/25/2034	919,823
301,963	Centex Home Equity Loan Trust 2004-D, 1M Libor + 0.69%	2.482	9/25/2034	302,741
137,256	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	2.792	9/25/2034	138,554
43,568	Chase Funding Loan Acquisition Trust Series 2004-OPT1, 1M Libor + 2.40%	4.192	6/25/2034	43,671
447,638	Chase Funding Trust Series 2003-1, 1M Libor +0.66%	2.452	11/25/2032	440,605
149,039	Chase Funding Trust Series 2003-3	4.885	5/25/2032	96,351
626,859	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	614,441
55,320	Chase Mortgage Finance Trust Series 2007-A1 (A)	4.618	2/25/2037	54,247
182,095	Chase Mortgage Finance Trust Series 2007-A1 (A)	4.526	2/25/2037	187,230
100,337	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-2, 1M Libor + 0.32%, 144A	2.112	5/25/2035	99,613
953,130	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 1M Libor + 0.18%, 144A	1.972	5/25/2048	783,085
607,248	CHL Mortgage Pass-Through Trust 2003-58 (A)	4.153	2/19/2034	595,894
65,310	CHL Mortgage Pass-Through Trust 2004-2 (A)	4.751	3/25/2034	45,790
1,079,268	CHL Mortgage Pass-Through Trust 2004-6 (A)	4.633	5/25/2034	1,010,925
508,449	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	2.472	3/25/2035	477,674
50,581	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	2.062	4/25/2035	49,835
87,861	CHL Mortgage Pass-Through Trust 2005-11 (A)	2.912	4/25/2035	73,670
447,643	CHL Mortgage Pass-Through Trust 2005-14	5.500	7/25/2035	263,498
137,721	CHL Mortgage Pass-Through Trust 2007-HYB2 (A)	3.687	2/25/2047	126,916
350,036	CHL Mortgage Pass-Through Trust 2007-J3	6.000	7/25/2037	253,380
3,118,027	CIT Home Equity Loan Trust 2002-2 (B)	6.490	2/25/2031	3,260,131
176,805	Citicorp Mortgage Securities Trust Series 2006-4	6.000	8/25/2036	85,693
114,607	Citicorp Mortgage Securities Trust Series 2007-7 **	0.000	8/25/2037	91,322
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1 (B)	6.142	7/25/2036	1,665,413
5,083,102	Citicorp Residential Mortgage Trust Series 2006-1 (B)	5.059	7/25/2036	3,688,742
1,769,342	Citicorp Residential Mortgage Trust Series 2006-2 (B)	5.996	9/25/2036	564,464
188,901	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	7.000	12/25/2027	171,257
443,119	Citigroup Global Markets Mortgage Securities VII, Inc.	3.142	1/25/2032	445,724
56,398	Citigroup Mortgage Loan Trust 2004-HYB2	5.022	3/25/2034	56,504
217,537	Citigroup Mortgage Loan Trust 2005-3 (A)	4.545	8/25/2035	194,979
2,735,352	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.26%	2.052	9/25/2036	2,571,909
1,604,522	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	2.542	1/25/2036	1,392,557
2,318,967	Citigroup Mortgage Loan Trust 2007-2	6.000	11/25/2036	1,948,086
2,238,938	Citigroup Mortgage Loan Trust 2007-AHL2, 1M Libor + 0.07%	1.862	5/25/2037	1,617,202
333,371	Citigroup Mortgage Loan Trust 2007-AHL3, 1M Libor + 0.17% 144A	1.962	5/25/2037	296,426
111,459	Citigroup Mortgage Loan Trust 2007-AMC2, 1M Libor + 0.08%	1.872	1/25/2037	83,560
104,025	Citigroup Mortgage Loan Trust 2007-AR8 (A)	4.437	7/25/2037	101,130
443,784	Citigroup Mortgage Loan Trust 2007-OPX1 (B)	6.333	1/25/2037	221,936
215,953	Citigroup Mortgage Loan Trust Inc (A)	4.843	2/25/2034	219,419
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0% (continued)
499,721	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.10%	2.887	2/25/2035	$ 484,844
264,380	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	3.652	2/25/2035	257,701
4,230,355	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.65%	2.442	10/25/2035	2,354,703
720,030	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.26%	2.052	11/25/2035	596,814
118,266	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	118,362
959,425	Conseco Finance Home Equity Loan Trust 2002-B, 1M Libor +5.25%	6.990	5/15/2033	1,024,391
128,120	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%, 144A	5.167	3/25/2032	130,386
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.042	11/25/2032	543,612
321,147	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	4.342	4/25/2033	326,045
459,690	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	3.892	8/25/2033	453,561
802,349	Countrywide Asset-Backed Certificates, 1M Libor + 1.02%	2.812	9/25/2033	782,165
279,095	Countrywide Asset-Backed Certificates, 1M Libor + 1.95%	3.742	3/25/2034	279,333
200,272	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	3.667	4/25/2034	192,728
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.042	7/25/2034	22,175
63,577	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	3.667	10/25/2034	62,062
446,757	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	2.292	3/25/2036	429,129
2,751,550	Countrywide Asset-Backed Certificates	2.442	4/25/2036	1,832,926
272,299	Countrywide Asset-Backed Certificates, 1M Libor + 0.13%	1.922	12/25/2036	259,632
2,479,553	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	1.932	3/25/2037	2,273,721
2,548,845	Countrywide Asset-Backed Certificates, 1M Libor + 0.16%	1.952	1/25/2046	2,528,332
1,288,023	Countrywide Asset-Backed Certificates, 1M Libor + 0.45%	2.242	3/25/2047	981,740
315,718	Credit Suisse First Boston Mortgage Securities Corp. (A)	5.090	6/25/2032	322,617
199,036	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	3.792	10/25/2032	199,925
1,591,138	Credit Suisse First Boston Mortgage Securities Corp. (A)	6.734	2/25/2033	1,510,907
106,606	Credit Suisse First Boston Mortgage Securities Corp. (A)	4.100	3/25/2033	103,012
114,483	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 3.25%	4.142	4/25/2034	115,560
231,084	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	3.792	2/25/2035	227,108
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	3.742	4/25/2032	867,122
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	4.792	5/25/2032	575,951
505,944	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	7.417	10/25/2032	501,861
176,724	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	3.217	1/25/2033	177,060
108,178	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.577	3/25/2034	111,977
221,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.577	3/25/2034	233,041
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	3.577	3/25/2034	188,881
61,341	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	2.887	1/25/2035	61,311
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	2.422	7/25/2035	345,690
267,171	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	4.492	7/25/2035	267,205
3,505,000	Credit-Based Asset Servicing & Securitization LLC	6.000	9/25/2035	2,622,032
69,702	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.80%	2.587	12/25/2035	69,977
2,920,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.70%, 144A	2.842	7/25/2036	2,882,744
445,000	Credit-Based Asset Servicing & Securitization LLC (B)	6.114	4/25/2037	375,222
1,126,720	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.34%, 144A	2.163	7/25/2037	768,477
1,360,918	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	5.542	5/25/2050	1,295,208
152,789	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-10 (A)	5.750	5/25/2033	142,004
644,740	CSFB Mortgage-Backed Trust Series 2004-7 (A)	5.964	11/25/2034	400,312
441,912	CWABS Asset-Backed Certificates Trust 2005-1 (A)	5.555	7/25/2035	459,034
783,000	CWABS Asset-Backed Certificates Trust 2005-4 (A)	5.236	7/25/2035	727,666
201,127	CWABS Asset-Backed Certificates Trust 2005-7 (A)	5.210	3/25/2034	201,929
5,000,000	CWABS Asset-Backed Certificates Trust 2005-11 (A)	5.115	10/25/2035	4,868,398
119,821	CWABS Inc Asset-Backed Certificates Series 2004-1, 1M Libor +1.80%	3.592	12/25/2033	119,563
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor +4.50%	6.292	8/25/2033	2,114,778
75,762	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +0.86%	2.647	8/25/2034	75,198
281,184	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +2.33%	4.117	5/25/2034	281,416
13,488	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +3.00%	4.792	4/25/2034	13,287
2,541,709	CWHEQ Revolving Home Equity Loan Trust Series 2005-B, 1M Libor + 0.18%	1.920	5/15/2035	2,480,386
557,498	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	1.940	5/15/2036	535,724
1,442,683	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5/DE, 1M Libor + 0.40%	2.192	8/25/2047	724,973
1,042,491	Deutsche Mortgage Securities Inc REMIC Trust Certificates Series 2008-RS1, 1M Libor + 0.25%, 144A	1.952	5/28/2037	95,695
26,737	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.65%	3.414	8/25/2035	25,403
82,989	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.33%	2.424	2/19/2045	6,922
1,076,970	DSLA Mortgage Loan Trust 2007-AR1, 1M Libor + 0.18%	1.944	4/19/2047	999,547
1,007,443	Emc Mortgage Trust Loan Trust Adj% (A)	4.342	5/25/2039	871,095
681,206	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 2.63%	4.417	12/25/2034	643,921
368,074	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	5.692	12/25/2034	198,999
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	3.592	4/25/2035	817,338
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0% (continued)
7,840,798	Fannie Mae REMICS, 1M Libor + 6.05%	4.258	3/25/2039	$ 358,841
12,032,439	Fannie Mae REMICS, 1M Libor + 6.15%	4.358	4/25/2040	930,347
2,729,389	Fannie Mae REMICS, 1M Libor + 6.58%	4.788	8/25/2041	191,480
9,077,080	Fannie Mae REMICS, 1M Libor + 6.10%	4.308	1/25/2043	2,118,915
6,884,258	Fannie Mae REMICS, 1M Libor + 6.05%	4.258	3/25/2047	1,270,460
8,812,433	Fannie Mae REMICS, 1M Libor + 6.05%	4.258	3/25/2047	1,633,999
6,169,425	Fannie Mae REMICS, 1M Libor + 6.15%	4.358	9/25/2047	1,300,770
8,323,526	Fannie Mae REMICS, 1M Libor + 6.20%	4.408	9/25/2048	1,215,840
281,641	FBR Securitization Trust, 1M Libor + 0.68%	2.467	10/25/2035	206,270
56,612	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 1.73%	3.517	6/25/2034	57,065
584,008	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	3.967	6/25/2034	580,993
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	3.892	5/25/2034	124,669
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	3.367	2/25/2033	524,430
122,690	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	3.792	9/25/2032	125,964
990,653	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	4.417	9/25/2033	946,798
3,195,778	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	4.162	2/25/2034	3,112,932
558,146	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	4.192	8/25/2034	559,776
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7, 1M Libor + 2.18%	3.967	9/25/2034	1,160,044
746,549	First Franklin Mortgage Loan Trust 2004-FF7 (B)	5.500	9/25/2034	700,962
1,060,472	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	3.217	10/25/2034	1,058,720
920,742	First Franklin Mortgage Loan Trust 2004-FFH4, 1M Libor +2.70%	4.492	1/25/2035	846,003
5,617,203	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	2.332	10/25/2035	5,759,824
4,603,721	First Franklin Mortgage Loan Trust 2005-FF10, 1M Libor + 0.27%	2.062	7/25/2036	6,005,695
5,721,055	First Franklin Mortgage Loan Trust Series 2006-FF18, 1M Libor 0.23%	2.022	12/25/2037	8,255,177
5,149,857	First NLC Trust 2005-1, 1M Libor + 0.65%	1.081	5/25/2035	4,618,309
1,527,172	First NLC Trust 2007-1, 1M Libor + 0.28%, 144A	2.072	8/25/2037	990,947
1,851,248	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A (A)	5.492	11/25/2052	1,819,921
2,654,330	Freddie Mac REMICS, 1M Libor + 6.70%	4.960	2/15/2042	351,985
8,085,596	Freddie Mac REMICS, 1M Libor + 6.00%	4.260	6/15/2042	1,483,969
7,221,886	Freddie Mac REMICS, 1M Libor + 6.10%	4.360	12/15/2044	1,309,237
7,928,878	Freddie Mac REMICS, 1M Libor + 6.18%	4.440	6/15/2045	1,423,525
555,437	Freddie Mac REMICS, 1M Libor + 6.00%	4.260	5/15/2046	101,181
3,704,594	Freddie Mac REMICS, 1M Libor + 6.10%	4.360	5/15/2047	813,800
11,418,650	Freddie Mac REMICS, 1M Libor + 6.15%	4.410	9/15/2047	2,158,533
8,741,996	Freddie Mac REMICS, 1M Libor + 6.20%	4.460	5/15/2048	1,293,961
40,418	Fremont Home Loan Trust 2004-B, 1M Libor + 2.33%	4.117	5/25/2034	40,586
453,258	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	3.517	8/25/2034	415,203
546,672	GE Capital Mortgage Services Corp. 1999-HE3 Trust (A)	7.775	10/25/2029	576,626
164,802	GE Capital Mortgage Services Inc 1999-HE2 Trust (A)	7.905	7/25/2029	85,215
1,198,270	Global Mortgage Securitization Ltd., 1M Libor + 0.27%, 144A	2.062	4/25/2032	1,164,072
2,407,345	Global Mortgage Securitization Ltd., 144A	5.250	4/25/2032	2,311,150
1,549,199	GMACM Mortgage Loan Trust 2004-GH1 (B)	5.000	7/25/2035	1,588,985
6,329,361	Government National Mortgage Association (A)	1.461	3/16/2047	227,491
11,523,624	Government National Mortgage Association (A)	0.719	2/16/2051	517,978
7,396,694	Government National Mortgage Association (A)	0.601	8/16/2051	287,061
47,084,945	Government National Mortgage Association (A)	0.379	11/16/2052	922,745
12,182,317	Government National Mortgage Association (A)	0.867	5/16/2057	745,672
23,943,755	Government National Mortgage Association (A)	0.740	2/16/2059	1,536,537
102,762	GreenPoint Mortgage Funding Trust Series 2006-AR3, 1M Libor + 0.23%	2.022	4/25/2036	143,343
1,349,982	GreenPoint Mortgage Funding Trust Series 2006-AR8, 1M Libor + 0.21%	2.002	1/25/2047	1,358,703
524,910	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	2.367	10/25/2034	482,234
1,477,093	GSAA Home Equity Trust 2005-2, 1M Libor + 2.18%	3.967	12/25/2034	1,514,259
4,176,000	GSAA Home Equity Trust 2005-6, 1M Libor + 1.20%	2.992	6/25/2035	3,972,666
71,473	GSAA Home Equity Trust 2006-3, 1M Libor + 0.08%	1.872	3/25/2036	38,969
1,692,000	GSAA Trust (B)	5.760	11/25/2034	1,707,347
46,338	GSAMP Trust 2003-FM1, 1M Libor + 2.78%	4.540	3/20/2033	47,840
83,148	GSAMP Trust 2004-OPT, 1M Libor + 2.55%	3.790	11/25/2034	62,702
89,597	GSAMP Trust 2004-WF, 1M Libor + 2.48%	4.267	10/25/2034	81,055
5,881,134	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.072	5/25/2046	4,919,765
1,247,839	GSAMP Trust 2007-FM1, 1M Libor + 0.12%	1.912	12/25/2036	727,215
2,015,751	GSMPS Mortgage Loan Trust 2003-3, (A), 144A	7.075	6/25/2043	670,437
196,685	GSMPS Mortgage Loan Trust 2006-RP1, 1M Libor + 0.35%, 144A	2.142	1/25/2036	172,251
171,071	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	169,776
22,852	GSR Mortgage Loan Trust 2004-7 (A)	3.842	6/25/2034	21,974
2,765,606	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	2.142	5/25/2036	464,253
1,239,376	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	2.142	10/25/2036	313,673
25,513	GSR Mortgage Loan Trust 2006-AR2 (A)	4.006	4/25/2036	22,735
1,681,054	GSR Mortgage Loan Trust 2006-OA1, 1M Libor + 0.26%	2.052	8/25/2046	885,436
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0% (continued)
454,348	HarborView Mortgage Loan Trust 2004-8, 1M Libor + 0.94%	2.704	11/19/2034	$ 205,577
5,287,893	HarborView Mortgage Loan Trust 2005-13, 1M Libor + 0.56%	2.324	2/19/2036	4,391,223
247,267	HarborView Mortgage Loan Trust 2006-7, 1M Libor + 0.20%	1.964	9/19/2046	230,931
3,437,182	HarborView Mortgage Loan Trust 2006-8, 1M Libor + 0.19%	1.975	7/21/2036	2,982,155
7,103,661	HarborView Mortgage Loan Trust 2006-10, 1M Libor + 0.24%	2.004	11/19/2036	5,984,644
4,325,024	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	1.944	3/19/2037	3,816,118
2,426,162	Helios Issuer LLC Series 2017-1, 144A	8.000	9/20/2049	2,519,373
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	4.342	3/25/2033	238,128
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	5.292	3/25/2034	1,270,108
263,366	Home Equity Asset Trust, 1M Libor + 2.50%	4.292	4/25/2034	260,115
518,522	Home Equity Asset Trust, 1M Libor + 2.60%	4.392	8/25/2034	780,629
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	3.292	3/25/2035	772,859
267,048	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	3.642	6/25/2032	252,132
923,930	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	4.542	10/25/2034	986,157
215,407	Home Equity Asset Trust 2004-6, 1M Libor + 1.65%	3.442	12/25/2034	215,460
1,128,754	Home Equity Asset Trust 2005-4, 1M Libor + 1.68%	3.472	10/25/2035	1,092,066
5,949,899	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	1.952	11/25/2036	4,903,483
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D, 1M Libor + 0.16%	2.232	3/25/2036	131,728
223,475	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-E, 1M Libor + 0.12%	1.912	4/25/2037	163,483
807,732	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.22%	2.012	4/25/2037	633,669
1,825,686	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.24%	2.032	4/25/2037	1,351,006
505,449	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	3.967	12/25/2032	468,432
116,953	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A (B)	5.054	4/25/2033	132,142
380,835	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	3.967	11/25/2034	381,874
39,690	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 3.15%	4.706	11/25/2034	41,761
183,783	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	3.217	3/25/2035	184,999
404,322	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.58%	3.367	3/25/2035	408,838
344,593	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	3.667	3/25/2035	342,762
226,589	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	2.767	12/25/2034	219,152
820,237	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	3.042	3/25/2035	758,092
4,760,165	HSI Asset Securitization Corp Trust 2007-WF1, 1M Libor + 0.27%	2.062	5/25/2037	5,775,008
453,975	IMC Home Equity Loan Trust 1998-1 (B)	7.530	6/20/2029	463,201
5,009	IMC Home Equity Loan Trust 1998-5 (B)	6.560	3/15/2037	5,113
111,203	Impac CMB Trust Series 2004-4, 1M Libor + 2.25%	4.042	9/25/2034	111,608
212,484	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	3.742	10/25/2034	205,228
650,316	Impac CMB Trust Series 2004-6, 1M Libor + 1.95%	2.532	3/25/2035	646,798
290,463	Impac CMB Trust Series 2005-2, 1M Libor + 0.65%	2.437	4/25/2035	283,755
58,093	Impac CMB Trust Series 2005-2, 1M Libor + 0.74%	2.527	4/25/2035	56,268
941,099	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	2.557	4/25/2035	875,855
169,309	Impac CMB Trust Series 2005-2, 1M Libor + 1.13%	2.917	4/25/2035	161,897
112,873	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	4.267	4/25/2035	110,250
108,129	Impac CMB Trust Series 2005-3, 1M Libor + 0.60%	2.392	8/25/2035	91,506
45,035	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	5.167	10/25/2035	47,722
77,394	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	66,774
4,093,126	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	3.442	2/25/2035	3,283,092
1,931,682	IndyMac IMJA Mortgage Loan Trust 2007-A1	6.000	8/25/2037	1,326,744
3,759,184	IndyMac IMSC Mortgage Loan Trust 2007-HOA1, 1M Libor + 0.18%	1.972	7/25/2047	3,198,626
147,517	IndyMac INDA Mortgage Loan Trust 2006-AR3 (A)	3.943	12/25/2036	141,096
104,519	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	2.592	8/25/2034	98,462
1,723,298	IndyMac INDX Mortgage Loan Trust 2004-AR6 (A)	4.354	10/25/2034	1,771,642
1,414,079	IndyMac INDX Mortgage Loan Trust 2004-AR14, 1M Libor + 0.72%	2.512	1/25/2035	1,208,273
5,442,195	IndyMac INDX Mortgage Loan Trust 2005-AR18, 1M Libor + 0.31%	2.102	10/25/2036	4,146,456
507,454	IndyMac INDX Mortgage Loan Trust 2005-AR23 (A)	3.860	11/25/2035	487,815
81,100	IndyMac INDX Mortgage Loan Trust 2006-AR6, 1M Libor + 0.20%	1.992	6/25/2046	72,769
905,812	IndyMac INDX Mortgage Loan Trust 2006-AR8, 1M Libor + 0.31%	2.022	7/25/2046	886,587
934,351	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.08%	1.872	11/25/2036	904,746
1,144,842	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.17%	1.962	11/25/2036	1,113,610
671,451	JP Morgan Alternative Loan Trust (A)	4.051	5/25/2036	520,575
957,411	JP Morgan Mortgage Trust 2005-A1 (A)	4.516	2/25/2035	600,479
152,765	JP Morgan Mortgage Trust 2006-A6 (A)	4.005	10/25/2036	136,031
339,970	JP Morgan Mortgage Trust 2006-A7 (A)	3.873	1/25/2037	331,905
178,091	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	123,921
66,398	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	70,301
4,757,681	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36%	2.152	11/25/2035	4,544,978
6,444,927	Lehman XS Trust Series 2005-9N, Federal Reserve U.S. 12 month + 1.06%	3.386	2/25/2036	6,144,501
137,948	Lehman XS Trust Series 2007-1, 1M Libor + 0.23%	2.022	2/25/2037	100,963
1,705,141	Lehman XS Trust Series 2007-6, 1M Libor + 0.21%	2.002	5/25/2037	1,449,261
744,266	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	2.032	6/25/2047	682,030
1,254,013	Lehman XS Trust Series 2007-12N, 1M Libor + 0.20%	1.992	7/25/2047	1,224,863
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0% (continued)
244,009	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	2.642	9/25/2047	$ 242,270
5,200,000	Long Beach Mortgage Loan Trust 2001-2, 1M Libor + 1.95% ^	0.000	7/25/2031	379,600
28,218	Long Beach Mortgage Loan Trust 2001-4, 1M Libor + 2.48%	4.267	3/25/2032	30,730
11,994	Long Beach Mortgage Loan Trust 2003-3, 1M Libor + 2.78%	4.567	7/25/2033	12,958
106,221	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 2.63%	4.417	8/25/2033	108,589
54,491	Long Beach Mortgage Loan Trust 2004-4, 1M Libor + 1.65%	3.442	10/25/2034	54,057
140,310	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	3.592	9/25/2034	148,652
70,706	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.95%	3.742	9/25/2034	76,451
4,513,470	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43%	3.217	2/25/2035	4,481,245
529,749	MASTR Adjustable Rate Mortgages Trust 2004-10 (A)	4.151	10/25/2034	333,321
441,149	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	2.142	3/25/2036	66,367
286,747	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	2.192	3/25/2036	44,006
3,000,000	Mastr Asset Backed Securities Trust 2004-HE1, 1M Libor + 3.75%	5.542	9/25/2034	3,016,661
657,256	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor +2.85%	4.642	9/25/2034	566,158
62,489	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 0.96%	2.752	10/25/2034	62,603
120,211	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 1.20%	2.992	12/25/2034	120,771
100,921	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	88,254
332,556	Mastr Specialized Loan Trust, 144A (B)	5.750	7/25/2035	359,120
1,032,549	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4, 1M Libor + 0.25%	2.042	8/25/2037	988,680
86,134	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1	4.232	12/25/2032	71,400
1,088,197	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	4.267	7/25/2034	1,092,601
228,992	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	6.142	8/25/2035	203,157
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	4.567	12/25/2034	484,010
1,463,635	Merrill Lynch Mortgage Investors Trust Series 2005-A6, 1M Libor +0.65%	2.442	8/25/2035	1,122,197
380,472	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 0.80%	2.587	9/25/2035	380,391
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 5.63%, 144A	7.417	9/25/2035	794,751
1,250,734	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-3 (A)	4.108	10/25/2036	1,233,801
830,721	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	4.235	9/25/2037	547,145
18,020	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	4.375	9/25/2037	17,653
93,432	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1 (A)	4.389	2/25/2034	85,081
197,506	Morgan Stanley ABS Capital I Inc Trust 2001-WF1, 1M Libor + 1.58%	3.367	9/25/2031	203,036
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	6.742	4/25/2033	702,017
111,058	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 1M Libor + 5.63%	7.417	6/25/2033	114,064
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	7.192	9/25/2033	423,318
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	7.417	9/25/2033	562,458
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	7.417	10/25/2033	758,768
19,356	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 1M Libor + 3.15%	4.942	5/25/2034	21,042
1,365,296	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	3.817	8/25/2034	1,250,398
408,770	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	3.742	9/25/2034	405,260
94,624	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 2.70%	4.492	9/25/2034	91,485
1,541,066	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	3.367	11/25/2034	1,436,169
49,209	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	3.517	7/25/2034	48,186
574,070	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	3.667	9/25/2034	574,606
69,219	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	4.567	9/25/2034	71,817
1,500,428	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	3.217	1/25/2035	1,127,960
1,366,815	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	3.097	12/25/2034	1,306,289
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	2.812	1/25/2035	452,560
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	2.887	1/25/2035	1,055,289
312,669	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	3.667	1/25/2035	316,283
1,887,631	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	2.827	3/25/2035	1,250,014
1,610,635	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	2.767	2/25/2035	1,205,054
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	2.842	4/25/2035	197,718
4,161,622	Morgan Stanley ABS Capital I Inc Trust 2006-HE7, 1M Libor + 0.23%	2.022	9/25/2036	2,324,470
7,500,000	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.172	12/25/2035	6,738,960
4,083,762	Morgan Stanley ABS Capital I Inc Trust 2006-WMC2, 1M Libor + 0.09%	1.882	7/25/2036	2,118,784
351,531	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, 1M Libor + 0.06%	1.852	12/25/2036	212,929
17,668	Morgan Stanley Dean Witter Capital I Inc Trust 2001-NC1, 1M Libor + 0.95%	2.737	10/25/2031	70,307
1,331,888	Morgan Stanley Home Equity Loan Trust 2007-2, 1M Libor + 0.10%	1.892	4/25/2037	871,686
1,722,622	Morgan Stanley IXIS Real Estate Capital Trust 2006-2, 1M +0.15%	1.942	11/25/2036	850,678
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	2.112	4/25/2037	1,891,397
218,434	Mortgage IT Trust 2004-2, 1M Libor + 0.83%	2.617	12/25/2034	217,197
326,770	Mortgage IT Trust 2005-2, 1M Libor + 1.65%	2.602	5/25/2035	328,978
94,244	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	3.359	5/25/2035	96,776
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	2.072	3/25/2037	2,333,011
1,048,129	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	6.554	1/25/2034	1,085,352
126,740	New Century Home Equity Loan Trust 2004-1, 1M Libor + 2.33%	4.117	5/25/2034	126,908
62,841	New Century Home Equity Loan Trust 2004-3, 1M Libor + 1.73%	3.517	11/25/2034	61,827
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0% (continued)
4,903,909	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	2.992	3/25/2035	$ 3,740,478
3,631,418	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	2.812	6/25/2035	2,305,196
420,516	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	1.952	8/25/2036	407,237
1,582,414	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	4.792	1/25/2033	1,435,445
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	7.417	7/25/2033	153,023
373,130	New Century Home Equity Loan Trust Series 2003-5 (B)	6.000	11/25/2033	376,850
3,961,910	New Residential Mortgage LLC, 144A	5.670	5/25/2023	3,988,130
2,000,000	New Residential Mortgage Loan Trust 2018-NQM1, 144A (A)	5.283	11/25/2048	2,035,621
144,205	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor +1.10%	2.892	8/25/2034	147,879
317,756	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (A)	4.442	6/25/2036	285,182
180,900	NovaStar Mortgage Funding Trust Series 2003-3, 1M Libor + 1.13%	2.917	12/25/2033	181,117
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.55%	4.342	6/25/2034	1,253,952
1,858,175	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.70%	4.492	6/25/2034	1,693,150
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	4.273	12/25/2034	87,457
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	3.919	3/25/2035	2,374,982
3,227,444	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	3.478	6/25/2035	2,237,394
610,183	NovaStar Mortgage Funding Trust Series 2006-MTA1, 1M Libor + 0.38%	1.516	9/25/2046	586,789
2,151,616	NovaStar Mortgage Funding Trust Series 2007-1, 1M Libor + 0.13%	1.922	3/25/2037	1,585,076
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	3.817	1/25/2034	420,168
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	4.267	1/25/2034	275,234
303,289	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	3.367	5/25/2034	297,311
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	4.492	5/25/2034	524,374
5,892,990	Optone Delware Trust Adj% (A)(C)	11.550	2/26/2038	4,297,927
264,867	Origen Manufactured Housing	7.820	3/15/2032	266,272
1,010,945	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	4.567	7/25/2035	1,274,606
5,147,137	Ownit Mortgage Loan Trust Series 2005-3, 1M Libor + 0.68%	2.467	6/25/2036	4,913,530
516,096	Ownit Mortgage Loan Trust Series 2006-2 (B)	5.633	1/25/2037	522,714
1,064,874	Park Place Securities Inc Asset-Backed Pass-Through Certificates Ser 2004-WHQ1, 1M Libor +2.78%	4.567	9/25/2034	994,574
300,595	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.48%	2.272	8/25/2035	302,739
2,569,368	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL, 1M Libor + 1.11%, 144A	2.902	3/25/2035	1,736,507
2,722,614	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	2.452	9/25/2035	1,931,032
189,648	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	3.517	10/25/2034	191,814
172,513	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	4.492	10/25/2034	133,955
91,934	Popular ABS Mortgage Pass-Through Trust 2005-5 (B)	3.962	11/25/2035	92,891
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	3.442	6/25/2035	905,129
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	3.692	8/25/2035	679,128
11,244,566	Popular ABS Mortgage Pass-Through Trust 2006-E, 1M Libor + 0.28%	2.072	1/25/2037	9,731,538
442,504	Prime Mortgage Trust 2006-1	5.500	6/25/2036	461,508
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	2.192	2/25/2035	806,291
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	2.272	2/25/2035	515,685
300,000	Provident Bank Home Equity Loan Trust 1998-4, 1M Libor + 3.50%	5.292	1/25/2030	301,645
833,093	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.39%	2.488	1/25/2031	763,732
247,165	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.42%	2.548	1/25/2031	229,776
2,208,380	Quest Trust, 1M Libor + 5.25%, 144A	4.580	12/25/2033	2,062,767
347,716	Quest Trust, 1M Libor + 4.88%, 144A	6.667	2/25/2034	347,821
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	3.642	9/25/2034	182,243
165,638	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	2.092	6/25/2044	152,002
448,673	RAAC Series 2007-RP4 Trust, 1M Libor + 0.35%, 144A	2.058	11/25/2046	431,120
14,823	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	2.242	5/25/2020	14,312
6,403,172	RALI Series 2005-QO1 Trust, 1M Libor +0.38%	2.172	8/25/2035	3,397,811
391,430	RALI Series 2005-QS7 Trust	5.500	6/25/2035	382,731
3,491,903	RALI Series 2006-QO7 Trust, + 0.80%	3.126	9/25/2046	3,330,836
784,664	RALI Series 2006-QO8 Trust, 1M Libor + 0.20%	1.992	10/25/2046	763,094
52,518	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	2.192	6/25/2036	40,203
65,730,358	RALI Series 2006-QS12 Trust (A)(C)	0.465	9/25/2036	982,702
1,010,846	RALI Series 2007-QH3 Trust, 1M Libor + 0.21%	2.002	4/25/2037	2,643,408
476,666	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	2.042	6/25/2037	17,215
741,288	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	2.062	8/25/2037	436,136
4,168,201	RALI Series 2007-QO4 Trust, 1M Libor + 0.26%	2.052	5/25/2047	6,196,217
297,057	RAMP Series 2003-RS9 Trust, 1M Libor + 2.70%	4.492	10/25/2033	303,354
6,258	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	3.692	10/25/2031	6,304
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	2.422	9/25/2035	980,204
409,322	RAMP Series 2005-RS8 Trust, 1M Libor + 0.50%	2.292	9/25/2035	401,621
759,179	RAMP Series 2006-RS1 Trust, 1M Libor +0.41	2.202	1/25/2036	492,752
1,189,165	RASC Series 2004-KS1 Trust, 1M Libor + 1.58%	3.367	2/25/2034	1,190,200
1,844,466	RASC Series 2004-KS6 Trust	5.117	7/25/2034	1,374,439
3,000,000	RASC Series 2005-KS6 Trust, 1M Libor + 1.88%	3.667	7/25/2035	3,058,224
334,920	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	7.042	12/25/2032	240,256
17,294,782	Reperforming Loan REMIC Trust 2005-R1, 144A (A)	4.385	3/25/2035	2,211,014
18,941,648	Reperforming Loan REMIC Trust 2005-R2, 144A (A)	3.955	6/25/2035	2,255,564
22,439,448	Reperforming Loan REMIC Trust 2006-R1, 144A (A)	4.051	1/25/2036	2,598,439
1,614,291	Residential Asset Securitization Trust 2003-A4	5.750	5/25/2033	1,266,237
27,155,940	Residential Asset Securitization Trust 2005-A11CB (A)(C)	0.328	10/25/2035	246,636
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0% (continued)
1,999,694	Residential Asset Securitization Trust 2007-A1	6.000	3/25/2037	$ 1,121,274
1,630,420	Residential Asset Securitization Trust 2007-A2	6.000	4/25/2037	1,417,409
1,960,060	Residential Asset Securitization Trust 2007-A8	6.000	8/25/2037	1,579,998
2,935,805	Residential Asset Securitization Trust 2007-A9 (A)(C)	7.000	9/25/2037	806,677
261,268	SACO I Inc., 144A (A)	5.540	4/25/2039	258,655
836,514	SACO I Trust 2006-3, 1M Libor + 0.36%	2.152	4/25/2036	828,433
226,921	SACO I Trust 2006-6, 1M Libor + 0.26%	2.052	6/25/2036	222,326
618,856	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	7/19/2044	639,822
719,805	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	5/25/2034	654,829
293,342	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	4.380	12/25/2032	278,545
52,691	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	3.329	8/25/2035	52,418
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	2.434	5/25/2035	53,986
4,500,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%, 144A	4.792	12/25/2037	2,264,811
59,532	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	3.517	2/25/2034	59,528
63,799	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	3.967	2/25/2034	62,948
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	4.792	2/25/2034	26,838
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	3.472	9/25/2034	129,418
154,190	Security National Mortgage Loan Trust 1M Libor + 0.40% 144A	2.192	2/25/2035	151,496
143,229	Sequoia Mortgage Trust 2007-1 (A)	3.901	2/20/2047	134,628
246,222	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	2.890	9/20/2032	227,259
200,000	SG Mortgage Securities Trust 2006-OPT2, 1M Libor + 0.15%	1.942	10/25/2036	186,692
203,619	Soundview Home Loan Trust 2004-WMC1	2.992	1/25/2035	203,185
2,035,250	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	1.952	11/25/2036	2,010,582
391,594	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	1.972	7/25/2037	358,090
1,464,012	Soundview Home Loan Trust 2007-OPT4, 1M Libor + 1.00%	2.792	9/25/2037	1,162,177
4,736,723	Soundview Home Loan Trust 2007-OPT5, 1M Libor + 1.30%	3.092	10/25/2037	4,014,773
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	6.292	6/25/2034	175,056
175,346	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	3.742	2/25/2035	175,800
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	4.342	2/25/2035	421,186
24,755	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 1M Libor + 2.63%	4.417	7/25/2035	24,978
1,728,620	Specialty Underwriting & Residential Finance Trust Series 2006-BC5, 1M Libor + 0.15%	1.942	11/25/2037	1,224,854
2,032,303	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 (A)	3.930	9/25/2035	1,813,483
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	6.292	10/25/2033	212,627
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	3.172	4/25/2033	262,199
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	6.667	6/25/2033	143,064
68,262	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	4.417	8/25/2033	69,082
851,404	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 4.50%	6.292	8/25/2033	833,054
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	6.292	10/25/2033	491,603
508,601	Structured Asset Investment Loan Trust 2004-5, 1M Libor + 3.00%	4.792	5/25/2034	507,582
113,555	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	2.722	9/25/2034	112,018
168,493	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	3.517	9/25/2034	168,958
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	4.567	10/25/2034	71,714
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	3.067	12/25/2034	516,418
6,032,784	Structured Asset Investment Loan Trust 2005-HE2, 1M Libor + 0.785	2.572	7/25/2035	4,673,220
5,683,133	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	2.252	5/25/2045	4,921,565
632,282	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	2.002	4/25/2036	641,152
42,139	Structured Asset Mortgage Investments II Trust 2006-AR7, 1M Libor +0.20%	1.992	8/25/2036	60,813
861,688	Structured Asset Mortgage Investments II Trust 2007-AR7 (A)	3.339	5/25/2047	788,175
624,348	Structured Asset Securities Corp (A), 144A	4.863	7/25/2035	507,841
886,114	Structured Asset Securities Corp 2005-S1, 1M Libor + 1.05%	2.842	3/25/2035	2,043,818
1,110,358	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1, 144A	3.357	4/25/2031	1,100,366
47,388	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	46,376
181,231	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS (B)	5.457	11/25/2033	115,323
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS (B)	5.670	3/25/2034	176,190
406,040	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	394,473
830,065	SunTrust Alternative Loan Trust 2006-1F	6.000	4/25/2036	715,655
153,434	Terwin Mortgage Trust 2003-7SL, 144A (A), 144A	8.000	12/25/2033	143,876
414,617	Terwin Mortgage Trust 2004-7HE, 1M Libor + 0.85%, 144A	2.642	7/25/2034	403,415
1,132,782	Terwin Mortgage Trust 2004-18SL, 144A (A), 144A	8.000	10/25/2034	1,085,796
376,242	Terwin Mortgage Trust 2006-HF-1, 144A (A), 144A	4.560	2/25/2037	389,310
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE (A)	3.816	7/25/2034	169,145
58,730	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A (A)	8.000	10/25/2034	52,911
734,653	Truman Capital Mortgage Loan Trust, 1M Libor + 4.13%, 144A	5.917	1/25/2034	765,813
1,874,454	UCFC Home Equity Loan Trust 1998-D	7.750	4/15/2030	1,852,404
163,096	Voyager CNTYW Delaware Trust, 144A (C)	31.267	2/16/2036	140,987
684,715	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, 1M Libor + 1.50%	2.655	5/25/2046	657,575
2,032,706	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-1 Trust, 1M Libor +0.37%	2.162	2/25/2037	1,196,347
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 84.0% (continued)
566,183	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA1 Trust, Federal Reserve U.S. 12 month + 0.71%	3.036	12/25/2046	$ 540,811
2,383,855	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	1.852	10/25/2036	1,241,129
920,355	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	4.612	10/25/2034	898,097
1,056,238	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A (A)	5.000	10/25/2034	984,241
1,042,148	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 4.50%, 144A	6.292	10/25/2034	966,252
322,971	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	5.542	4/25/2035	330,141
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%, 144A	5.542	4/25/2035	1,798,682
151,641	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	2.742	4/25/2034	150,222
223,582	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	2.192	6/25/2037	93,654
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $537,820,812)			576,000,209

	COMMERCIAL MORTGAGE BACKED SECURITIES - 8.9%
18,729,314	BANK 2017-BNK6	1.500	7/15/2060	1,534,905
255,714	Bayview Commercial Asset Trust 2003-2, 144A, 1M Libor + 3.23%	5.017	12/25/2033	259,627
140,881	Bayview Commercial Asset Trust 2004-3, 144A, 1M Libor + 2.40%	4.192	1/25/2035	142,453
575,430	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	2.272	8/25/2035	556,976
747,957	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	2.402	8/25/2035	721,658
152,769	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	2.412	8/25/2035	146,171
152,769	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	2.452	8/25/2035	145,363
922,893	Bayview Commercial Asset Trust 2005-3, 1M Libor + 0.44%	2.232	11/25/2035	894,123
63,564	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.49%	2.282	11/25/2035	61,302
587,288	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	2.302	11/25/2035	564,545
70,932	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.60%	2.392	11/25/2035	68,380
1,274,031	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	2.892	11/25/2035	1,215,997
481,200	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.50%	2.292	1/25/2036	459,763
246,464	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.61%	2.402	1/25/2036	235,972
36,113	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.38%	2.172	4/25/2036	34,803
38,156	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.40%	2.192	4/25/2036	36,745
249,874	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	2.102	7/25/2036	241,509
72,816	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.35%	2.142	7/25/2036	69,504
1,552,369	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	2.212	7/25/2036	1,487,072
1,333,318	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.23%	2.022	12/25/2036	1,292,973
1,674,435	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.29%	2.082	12/25/2036	1,572,905
2,491,550	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	2.262	1/25/2037	2,278,633
773,276	Bayview Commercial Asset Trust 2006-SP2, 1M Libor + 0.49%	2.282	1/25/2037	704,420
830,712	Bayview Commercial Asset Trust 2006-SP2, 1M Libor + 0.56%	2.352	1/25/2037	756,637
1,397,821	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 1.20%	2.992	1/25/2037	1,899,688
154,056	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	2.012	3/25/2037	147,147
546,945	Bayview Commercial Asset Trust 2007-1, 1M Libor + 0.29%	2.082	3/25/2037	505,720
2,072,337	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	2.112	7/25/2037	1,956,240
1,983,576	Bayview Commercial Asset Trust 2007-4, 1M Libor + 0.55%	2.342	9/25/2037	1,954,574
3,633,785	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.00%	2.792	10/25/2037	3,631,889
13,628,500	Bayview Commercial Asset Trust 2007-5, 1M Libor + 1.50%	3.292	10/25/2037	9,138,944
8,500,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%	3.292	12/25/2037	8,158,949
524,318	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%	3.292	1/25/2038	527,142
1,323,216	Bayview Commercial Asset Trust Adj% TM (A)	2.122	7/25/2036	1,264,723
4,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 144A, 1M Libor + 3.38%	5.167	4/25/2036	3,157,832
1,778,573	CBA Commercial Small Balance Commercial Mortgage, 144A, (B)	5.540	1/25/2039	1,467,548
958,383	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A, 1M Libor + 2.65%	4.442	3/25/2049	966,814
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A (A)	7.250	3/25/2049	1,727,641
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27, 1M Libor (C)	1.428	2/10/2048	2,289,592
481,288	GE Business Loan Trust 2006-1, 144A, 1M Libor + 0.20%	1.940	5/15/2034	468,339
234,775	GE Business Loan Trust 2006-1, 144A, 1M Libor + 0.42%	2.160	5/15/2034	220,875
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	6.071	4/17/2045	167,601
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	6.071	4/15/2045	182,725
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 144A, 1M Libor + 0.60%	2.308	6/25/2037	3,945,441
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34, 1M Libor (C)	2.028	6/15/2049	1,623,820
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $54,296,688)			60,885,680

	CORPORATE BONDS - 4.5%
	FINANCIAL - 4.5%
3,500,000	Freedom Mortgage Corp. 144A	10.750	4/1/2024	3,625,125
4,270,000	Freedom Mortgage Corp. 144A	8.125	11/15/2024	4,207,807
3,000,000	Freedom Mortgage Corp. 144A	8.250	4/15/2025	2,948,400
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (continued) - 4.5%
15,375,000	Ocwen Financial Corp. 144A	8.375	11/15/2022	$ 13,304,172
7,400,000	TitleMax Finance Corp. 144A	11.125	4/1/2023	6,718,571
	TOTAL CORPORATE BONDS (Cost $31,888,553)			30,804,075

	OTHER MORTGAGE BACKED SECURITIES - 1.0%
1,362,131	Conseco Financial Corp. (A)	7.950	11/15/2026	1,015,739
3,535,871	Conseco Financial Corp. (A)	6.830	4/1/2030	3,280,130
1,416,043	Conseco Financial Corp. 1M Libor + 5.25%	6.990	4/15/2032	1,533,368
861,472	Conseco Finance Securitizations Corp. (A)	7.690	3/1/2031	783,032
2,462,569	Conseco Finance Securitizations Corp. (A)	9.919	12/1/2033	329,423
64,542	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.42%, 144A	2.128	9/25/2035	63,448
161,937	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%, 144A	2.412	1/25/2036	217,511
	TOTAL OTHER MORTGAGE BACKED SECURITIES (Cost $6,953,067)			7,222,651

Shares				Value
	SHORT TERM INVESTMENTS - 2.0%
	MONEY MARKET FUNDS - 2.0%
3,656,563	Dreyfus Treasury & Agency Cash Management - Institutional Class to yield 1.50% *			3,656,563
9,894,913	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, to yield 1.53% *			9,894,913
	TOTAL MONEY MARKET FUNDS (Cost $13,551,476)			13,551,476

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED PUT OPTIONS - 0.0%
iShares Russell 2000 ETF	1,500	22,500,000	150	1/21/2020	18,000
TOTAL PURCHASED PUT OPTIONS (Cost $525,058)					18,000

TOTAL INVESTMENTS - 100.4% (Cost - $645,035,654)	$ 688,482,091
OPTIONS WRITTEN - (0.0)% (Premiums Received - $218,937)	(6,000)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(2,549,202)
NET ASSETS - 100.0%	685,926,889

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN PUT OPTIONS - 0.0%
iShares Russell 2000 ETF	1,500	21,000,000	140	1/21/2020	6,000
TOTAL WRITTEN PUT OPTIONS (Cost $218,937)					6,000

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
** Zero Coupon Bond
^ Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2019 144A, securities amounted to $144,415,560 or 21.1% of net assets.
LIBOR - London Interbank Offered Rate
(A) Variable rate security.
(B) STEP Coupon Bond

(C) Interest only variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at December 31, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Non-Agency Residential Mortgage Backed Securities	$ -	$ 575,620,609	$ 379,600	$ 576,000,209
Commercial Mortgage Backed Securities	-	60,885,680	-	60,885,680
Corporate Bonds	-	30,804,075	-	30,804,075
Other Mortgage Backed Securities	-	7,222,651	-	7,222,651
Purchased Put Options	18,000	-	-	18,000
Short-Term Investments	13,551,476	-	-	13,551,476
Total	$13,569,476	$ 674,533,015	$ 379,600	$ 688,482,091

Liabilities	Level 1	Level 2	Level 3	Total
Written Put Options	$ 6,000	$ -	$ -	$ 6,000
Total	$ 6,000	$ -	$ -	$ 6,000

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Residential Mortgage Backed Securities
Beginning Value	$ 379,600
Total realized gain (loss)	-
Appreciation (Depreciation)	-
Purchases	-
Proceeds from Sales	-
Net transfers in/out of level 3	-
Ending Value	$ 379,600

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2019, are as follows:
	Fair Value at	Valuation
	December 31, 2019	Technique	Unobservable Inputs
Deer Park Total Return Credit Fund
Non-Agency Residential Mortgage Backed Securities
Long Beach Mortgage Loan Trust 2001-2	$ 379,600	Expected bankruptcy settlement proceeds based on recent auction bids	Expected future cash payments

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 645,495,818	$ 58,449,228	$ (15,462,955)	$ 42,986,273